Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income for the year	$ 47.4	$ 97.0
Items that may be reclassified to net income in subsequent periods:
Exchange differences on translation of foreign operations	124.1	(134.1)
Realized exchange difference on disposition of a subsidiary	0.1	13.8
Net unrealized loss on FVOCI financial assets	1.1	0.5
Net realized gain on FVOCI financial assets transferred to income		(9.6)
Total items that may be reclassified to net income in subsequent periods	125.3	(129.4)
Items not to be reclassified to net income:
Remeasurement (loss) gain on net employee defined benefit liability net of deferred tax recovery of $2.0 (2017 - tax expense of $2.4)	(10.8)	11.6
Other comprehensive income (loss) for the year, net of tax	114.5	(117.8)
Total comprehensive income (loss) for the year, net of tax	$ 161.9	$ (20.8)